SUBSEQUENT EVENTS (Details) - USD ($)			4 Months Ended
	May 11, 2021	Apr. 08, 2021	Jan. 03, 2021
Subsequent Event [Line Items]
Cash dividend (in dollars per share)			$ 7,229,000
Subsequent Event | Common Class A
Subsequent Event [Line Items]
Cash dividend (in dollars per share)		$ 50.00
Great Lakes Festida Holdings, Inc | Subsequent Event
Subsequent Event [Line Items]
Purchase price	$ 41,000,000